VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
Par
(000's) Value
MUNICIPAL BONDS: 96.3%
Arizona : 3.1%
Arizona Industrial Development
Authority, Educational
Facility, KIPP NYC Public
Charter Schools - Macombs
Facility Project, Series A (RB)
4.00%, 07/01/51(c) $ 400 $ 366,869
Underline
California : 19.1%
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/42(c) 300 298,918
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/51(c) 475 496,480
El Dorado Irrigation District,
Series C (RB)
4.00%, 03/01/34(c) 250 252,840
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/28(c) 250 254,335
San Francisco City & County,
International Airport, Series
E (RB)
5.00%, 05/01/34(c) 370 390,891
State of California, Various
Purpose (GO)
5.00%, 04/01/27 250 263,924
University of California, Series
BB (RB)
5.00%, 05/15/49(c) 250 266,087
2,223,475
Colorado : 2.2%
State of Colorado, Series A (CP)
4.00%, 12/15/40(c) 250 254,041
Underline
Connecticut : 2.2%
State of Connecticut, Series A
(GO)
4.00%, 04/15/36(c) 250 253,804
Underline
Hawaii : 4.4%
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33(c) 510 514,488
Underline
Massachusetts : 5.3%
Commonwealth of
Massachusetts Federal
Highway Grant Anticipation
Notes, Series A (RB)
5.00%, 06/15/27(c) 250 250,346
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 11/01/24 360 361,824
612,170
Par
(000’s) Value
Michigan : 2.0%
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/49(c) $ 250 $ 238,763
Underline
Nevada : 2.1%
Las Vegas Valley Water District,
Series A (GO)
4.00%, 06/01/46(c) 250 248,360
Underline
New York : 19.3%
City of New York, Series B-1
(GO)
5.00%, 10/01/37(c) 250 261,685
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series GG (RB)
5.00%, 06/15/39(c) 400 405,062
New York City Transitional
Finance Authority Future Tax,
Series E-1 (RB)
5.00%, 02/01/41(c) 250 251,473
New York State Dormitory
Authority (RB) (BAM)
4.00%, 02/15/37(c) 280 286,943
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/27(c) 250 258,173
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
5.00%, 03/15/42(c) 250 270,956
Port Authority of New York &
New Jersey (RB)
5.00%, 11/15/42(c) 500 514,183
2,248,475
North Carolina : 2.7%
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 265 310,338
Underline
Ohio : 4.2%
County of Franklin, Hospital
Facilities (RB)
4.12%, 05/15/45(c) 250 246,141
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47(c) 250 239,112
485,253
Oregon : 2.2%
Oregon State, Department of
Administrative Services, State
Lottery, Series D (RB)
5.00%, 04/01/29(c) 250 253,184
Underline
Pennsylvania : 7.3%
Commonwealth of
Pennsylvania, 2nd Series (GO)
(AGM)
4.00%, 08/15/29(c) 250 250,890

VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46(c) $ 250 $ 242,316
5.00%, 12/01/51(c) 330 351,723
844,929
Texas : 9.1%
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/54(c) 500 483,829
Wylie Independent School
District (GO)
5.00%, 08/15/39(c) 500 570,624
1,054,453
Washington : 6.5%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/51(c) 250 241,775
Par
(000’s) Value
Washington (continued)
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/32(c) $ 250 $ 257,092
King County, Washington
School District No. 414 (GO)
(SBG)
4.00%, 12/01/30(c) 250 253,287
752,154
Wisconsin : 4.6%
State of Wisconsin, Department
of Transportation (RB)
5.00%, 07/01/28(c) 265 279,866
Wisconsin Health & Educational
Facilities Authority, Aspipus,
Inc. (RB)
4.00%, 08/15/38(c) 250 250,010
529,876
Total Municipal Bonds: 96.3%
(Cost: $11,598,713) 11,190,632
Other assets less liabilities: 3.7% 427,821
NET ASSETS: 100.0% $ 11,618,453
Definitions:
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
RB Revenue Bond
SBG School Board Guaranteed
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer